Distribution Date:	12/15/23	Morgan Stanley Capital I Trust 2017-H1
Determination Date:	12/11/23
Next Distribution Date:	01/18/24
Record Date:	11/30/23	Commercial Mortgage Pass-Through Certificates
Series 2017-H1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	17
			Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	19	Asset Representations	BellOak, LLC
Collateral Stratification and Historical Detail	20	Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	21
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	22
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	23		Bank, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691JAQ7	1.954000%	34,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691JAR5	3.089000%	88,000,000.00	24,940,391.89	41,894.97	64,200.73	0.00	0.00	106,095.70	24,898,496.92	33.52%	30.00%
A-SB	61691JAS3	3.304000%	50,200,000.00	33,186,926.68	1,021,294.65	91,374.67	0.00	0.00	1,112,669.32	32,165,632.03	33.52%	30.00%
A-3	61691JAT1	3.153000%	41,900,000.00	41,900,000.00	0.00	110,092.25	0.00	0.00	110,092.25	41,900,000.00	33.52%	30.00%
A-4	61691JAU8	3.259000%	245,000,000.00	245,000,000.00	0.00	665,379.17	0.00	0.00	665,379.17	245,000,000.00	33.52%	30.00%
A-5	61691JAV6	3.530000%	303,306,000.00	303,306,000.00	0.00	892,225.15	0.00	0.00	892,225.15	303,306,000.00	33.52%	30.00%
A-S	61691JAY0	3.773000%	69,479,000.00	69,479,000.00	0.00	218,453.56	0.00	0.00	218,453.56	69,479,000.00	26.38%	23.63%
B	61691JAZ7	4.075000%	54,493,000.00	54,493,000.00	0.00	185,049.15	0.00	0.00	185,049.15	54,493,000.00	20.78%	18.63%
C	61691JBA1	4.281000%	51,769,000.00	51,769,000.00	0.00	184,685.91	0.00	0.00	184,685.91	51,769,000.00	15.46%	13.88%
D	61691JAC8	2.546000%	38,123,000.00	38,123,000.00	0.00	80,884.30	0.00	0.00	80,884.30	38,123,000.00	11.55%	10.38%
E-RR	61691JAF1	4.695569%	23,182,000.00	23,182,000.00	0.00	90,710.57	0.00	0.00	90,710.57	23,182,000.00	9.17%	8.25%
F-RR	61691JAH7	4.695569%	24,522,000.00	24,522,000.00	0.00	95,953.96	0.00	0.00	95,953.96	24,522,000.00	6.65%	6.00%
G-RR	61691JAK0	4.695569%	20,435,000.00	20,435,000.00	0.00	79,961.63	0.00	0.00	79,961.63	20,435,000.00	4.55%	4.13%
H-RR	61691JBC7	4.695569%	17,710,000.00	17,710,000.00	0.00	69,298.78	0.00	0.00	69,298.78	17,710,000.00	2.73%	2.50%
J-RR	61691JBE3	4.695569%	27,247,186.00	26,582,367.32	0.00	18,060.48	0.00	0.00	18,060.48	26,582,367.32	0.00%	0.00%
V	61691JAM6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691JAN4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,089,866,186.01	974,628,685.89	1,063,189.62	2,846,330.31	0.00	0.00	3,909,519.93	973,565,496.27

X-A	61691JAW4	1.320876%	762,906,000.00	648,333,318.57	0.00	713,639.70	0.00	0.00	713,639.70	647,270,128.95
X-B	61691JAX2	0.679282%	175,741,000.00	175,741,000.00	0.00	99,481.42	0.00	0.00	99,481.42	175,741,000.00
X-D	61691JAA2	2.149569%	38,123,000.00	38,123,000.00	0.00	68,290.02	0.00	0.00	68,290.02	38,123,000.00
Notional SubTotal			976,770,000.00	862,197,318.57	0.00	881,411.14	0.00	0.00	881,411.14	861,134,128.95

Deal Distribution Total					1,063,189.62	3,727,741.45	0.00	0.00	4,790,931.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691JAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691JAR5	283.41354420	0.47607920	0.72955375	0.00000000	0.00000000	0.00000000	0.00000000	1.20563295	282.93746500
A-SB	61691JAS3	661.09415697	20.34451494	1.82021255	0.00000000	0.00000000	0.00000000	0.00000000	22.16472749	640.74964203
A-3	61691JAT1	1,000.00000000	0.00000000	2.62750000	0.00000000	0.00000000	0.00000000	0.00000000	2.62750000	1,000.00000000
A-4	61691JAU8	1,000.00000000	0.00000000	2.71583335	0.00000000	0.00000000	0.00000000	0.00000000	2.71583335	1,000.00000000
A-5	61691JAV6	1,000.00000000	0.00000000	2.94166667	0.00000000	0.00000000	0.00000000	0.00000000	2.94166667	1,000.00000000
A-S	61691JAY0	1,000.00000000	0.00000000	3.14416673	0.00000000	0.00000000	0.00000000	0.00000000	3.14416673	1,000.00000000
B	61691JAZ7	1,000.00000000	0.00000000	3.39583341	0.00000000	0.00000000	0.00000000	0.00000000	3.39583341	1,000.00000000
C	61691JBA1	1,000.00000000	0.00000000	3.56750005	0.00000000	0.00000000	0.00000000	0.00000000	3.56750005	1,000.00000000
D	61691JAC8	1,000.00000000	0.00000000	2.12166671	0.00000000	0.00000000	0.00000000	0.00000000	2.12166671	1,000.00000000
E-RR	61691JAF1	1,000.00000000	0.00000000	3.91297429	0.00000000	0.00000000	0.00000000	0.00000000	3.91297429	1,000.00000000
F-RR	61691JAH7	1,000.00000000	0.00000000	3.91297447	0.00000000	0.00000000	0.00000000	0.00000000	3.91297447	1,000.00000000
G-RR	61691JAK0	1,000.00000000	0.00000000	3.91297431	0.00000000	0.00000000	0.00000000	0.00000000	3.91297431	1,000.00000000
H-RR	61691JBC7	1,000.00000000	0.00000000	3.91297459	0.00000000	0.00000000	0.00000000	0.00000000	3.91297459	1,000.00000000
J-RR	61691JBE3	975.60046458	0.00000000	0.66283836	3.15466118	44.89576869	0.00000000	0.00000000	0.66283836	975.60046458
V	61691JAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691JAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691JAW4	849.82070998	0.00000000	0.93542284	0.00000000	0.00000000	0.00000000	0.00000000	0.93542284	848.42710498
X-B	61691JAX2	1,000.00000000	0.00000000	0.56606836	0.00000000	0.00000000	0.00000000	0.00000000	0.56606836	1,000.00000000
X-D	61691JAA2	1,000.00000000	0.00000000	1.79130761	0.00000000	0.00000000	0.00000000	0.00000000	1.79130761	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/23 - 11/30/23	30	0.00	64,200.73	0.00	64,200.73	0.00	0.00	0.00	64,200.73	0.00
A-SB	11/01/23 - 11/30/23	30	0.00	91,374.67	0.00	91,374.67	0.00	0.00	0.00	91,374.67	0.00
A-3	11/01/23 - 11/30/23	30	0.00	110,092.25	0.00	110,092.25	0.00	0.00	0.00	110,092.25	0.00
A-4	11/01/23 - 11/30/23	30	0.00	665,379.17	0.00	665,379.17	0.00	0.00	0.00	665,379.17	0.00
A-5	11/01/23 - 11/30/23	30	0.00	892,225.15	0.00	892,225.15	0.00	0.00	0.00	892,225.15	0.00
X-A	11/01/23 - 11/30/23	30	0.00	713,639.70	0.00	713,639.70	0.00	0.00	0.00	713,639.70	0.00
X-B	11/01/23 - 11/30/23	30	0.00	99,481.42	0.00	99,481.42	0.00	0.00	0.00	99,481.42	0.00
X-D	11/01/23 - 11/30/23	30	0.00	68,290.02	0.00	68,290.02	0.00	0.00	0.00	68,290.02	0.00
A-S	11/01/23 - 11/30/23	30	0.00	218,453.56	0.00	218,453.56	0.00	0.00	0.00	218,453.56	0.00
B	11/01/23 - 11/30/23	30	0.00	185,049.15	0.00	185,049.15	0.00	0.00	0.00	185,049.15	0.00
C	11/01/23 - 11/30/23	30	0.00	184,685.91	0.00	184,685.91	0.00	0.00	0.00	184,685.91	0.00
D	11/01/23 - 11/30/23	30	0.00	80,884.30	0.00	80,884.30	0.00	0.00	0.00	80,884.30	0.00
E-RR	11/01/23 - 11/30/23	30	0.00	90,710.57	0.00	90,710.57	0.00	0.00	0.00	90,710.57	0.00
F-RR	11/01/23 - 11/30/23	30	0.00	95,953.96	0.00	95,953.96	0.00	0.00	0.00	95,953.96	0.00
G-RR	11/01/23 - 11/30/23	30	0.00	79,961.63	0.00	79,961.63	0.00	0.00	0.00	79,961.63	0.00
H-RR	11/01/23 - 11/30/23	30	0.00	69,298.78	0.00	69,298.78	0.00	0.00	0.00	69,298.78	0.00
J-RR	11/01/23 - 11/30/23	30	1,132,894.73	104,016.12	0.00	104,016.12	85,955.64	0.00	0.00	18,060.48	1,223,283.36
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,132,894.73	3,813,697.09	0.00	3,813,697.09	85,955.64	0.00	0.00	3,727,741.45	1,223,283.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,790,931.07
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,827,537.93	Master Servicing Fee	7,327.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,035.58
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	406.10
ARD Interest	0.00	Operating Advisor Fee	685.87
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	162.44
Extension Interest	0.00	Pari Passu Loan Primary Servicing Fee	222.91
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,827,537.93	Total Fees	13,840.88

Principal		Expenses/Reimbursements
Scheduled Principal	1,063,189.62	Reimbursement for Interest on Advances	3,169.31
Unscheduled Principal Collections		ASER Amount	60,823.20
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	16,082.68
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,880.45
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,063,189.62	Total Expenses/Reimbursements	85,955.64

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,727,741.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,063,189.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,790,931.07
Total Funds Collected	4,890,727.55	Total Funds Distributed	4,890,727.59

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	974,628,685.89	974,628,685.89	Beginning Certificate Balance	974,628,685.89
(-) Scheduled Principal Collections	1,063,189.62	1,063,189.62	(-) Principal Distributions	1,063,189.62
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	973,565,496.27	973,565,496.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	975,233,381.98	975,233,381.98	Ending Certificate Balance	973,565,496.27
Ending Actual Collateral Balance	974,221,415.92	974,221,415.92

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.70%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	39,630,725.53	4.07%	38	4.9012	NAP	Defeased	6	39,630,725.53	4.07%	38	4.9012	NAP
5,000,000 or less	4	15,889,260.58	1.63%	35	5.0468	1.374125	1.30 or less	16	266,291,470.77	27.35%	33	5.0408	0.822760
5,000,001 to 10,000,000	16	114,734,931.95	11.79%	40	4.8669	1.691172	1.31 to 1.40	2	14,792,594.49	1.52%	39	4.7882	1.386524
10,000,001 to 15,000,000	6	75,601,300.87	7.77%	35	4.8086	1.820951	1.41 to 1.50	3	29,703,442.26	3.05%	40	4.8234	1.483812
15,000,001 to 20,000,000	9	158,606,952.96	16.29%	38	5.0859	1.125590	1.51 to 1.60	6	157,099,999.66	16.14%	41	4.6546	1.536583
20,000,001 to 35,000,000	8	217,867,036.16	22.38%	35	4.7971	1.499420	1.61 to 1.80	6	137,405,175.62	14.11%	30	4.5640	1.707825
35,000,001 to 50,000,000	4	177,512,809.11	18.23%	32	4.6247	1.833338	1.81 to 2.00	5	84,669,195.35	8.70%	41	4.5556	1.948400
50,000,001 or greater	3	173,722,479.11	17.84%	41	4.1370	1.786591	2.01 to 2.25	6	145,952,610.70	14.99%	41	4.2754	2.100441
Totals	56	973,565,496.27	100.00%	37	4.7124	1.607493	2.26 to 2.50	1	4,237,291.89	0.44%	39	5.1000	2.370000
							2.51 or greater	5	93,782,990.00	9.63%	40	4.7711	2.700201
							Totals	56	973,565,496.27	100.00%	37	4.7124	1.607493
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	39,630,725.53	4.07%	38	4.9012	NAP	Totals	85	973,565,496.27	100.00%	37	4.7124	1.607493
Alaska	1	8,549,860.91	0.88%	39	5.7300	2.830000
									Property Type³
Arizona	1	21,029,064.76	2.16%	39	4.7300	1.490000
California	6	88,150,454.50	9.05%	39	4.7096	1.968702		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	4	62,053,699.42	6.37%	16	5.0323	1.089107		Properties	Balance	Agg. Bal.			DSCR¹
Delaware	10	37,143,812.23	3.82%	40	4.4414	2.283614	Defeased	6	39,630,725.53	4.07%	38	4.9012	NAP
Florida	2	16,365,469.87	1.68%	41	5.0754	1.987737	Industrial	4	48,630,041.58	5.00%	40	4.8967	1.916258
Georgia	2	8,306,002.02	0.85%	39	5.3023	2.582452	Lodging	9	117,007,763.43	12.02%	28	5.4060	0.876738
Indiana	1	13,500,000.00	1.39%	40	4.0000	2.130000	Mixed Use	10	29,402,966.55	3.02%	40	4.8267	1.523901
Louisiana	1	30,217,480.33	3.10%	41	4.7500	1.540000	Multi-Family	4	82,047,232.19	8.43%	40	4.4741	2.484234
Maryland	2	7,978,558.86	0.82%	41	4.9954	1.667880	Office	21	381,246,928.19	39.16%	35	4.6862	1.576401
Michigan	6	45,416,025.11	4.66%	40	4.8547	1.471786	Other	13	55,728,284.68	5.72%	40	3.8122	1.703727
Minnesota	1	351,806.17	0.04%	40	3.7950	1.710000	Retail	17	214,721,150.62	22.06%	41	4.6133	1.598975
Nevada	1	5,237,381.45	0.54%	41	4.8700	1.830000	Self Storage	1	5,150,403.10	0.53%	41	4.7100	2.110000
New Jersey	2	60,925,528.91	6.26%	40	4.6487	1.259937	Totals	85	973,565,496.27	100.00%	37	4.7124	1.607493
New York	11	217,961,260.34	22.39%	41	4.6558	1.510618
North Carolina	2	13,792,634.71	1.42%	39	4.7597	1.499158
Ohio	1	15,772,880.81	1.62%	39	5.1860	1.940000
Pennsylvania	5	81,723,499.95	8.39%	37	4.8392	0.933579
Tennessee	1	9,661,065.44	0.99%	42	4.3500	2.060000
Texas	7	85,428,669.10	8.77%	42	4.2772	1.954028
Utah	2	20,460,383.22	2.10%	40	4.0872	2.068798
Virginia	1	31,400,504.98	3.23%	41	4.8600	1.290000
Washington	8	51,628,484.96	5.30%	12	4.8997	1.718123
Wisconsin	1	880,242.29	0.09%	40	3.7950	1.710000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	39,630,725.53	4.07%	38	4.9012	NAP	Defeased	6	39,630,725.53	4.07%	38	4.9012	NAP
	4.0000% or less	2	68,500,000.00	7.04%	40	3.8354	1.792774	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	9	259,699,831.09	26.68%	41	4.2977	1.932726	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	21	348,677,496.92	35.81%	39	4.7545	1.582394	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	18	257,057,442.73	26.40%	28	5.2787	1.237352	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	973,565,496.27	100.00%	37	4.7124	1.607493	49 months or greater	50	933,934,770.74	95.93%	37	4.7043	1.600272
								Totals	56	973,565,496.27	100.00%	37	4.7124	1.607493
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	39,630,725.53	4.07%	38	4.9012	NAP	Defeased	6	39,630,725.53	4.07%	38	4.9012	NAP
	59 months or less	50	933,934,770.74	95.93%	37	4.7043	1.600272	Interest Only	13	378,089,855.00	38.84%	37	4.4100	1.792134
60 months to 98 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	37	555,844,915.74	57.09%	37	4.9046	1.469765
99 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	56	973,565,496.27	100.00%	37	4.7124	1.607493
	Totals	56	973,565,496.27	100.00%	37	4.7124	1.607493
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	39,630,725.53	4.07%	38	4.9012	NAP			No outstanding loans in this group
Underwriter's Information		5	113,163,923.74	11.62%	27	4.7213	1.800412
	12 months or less	44	814,015,343.68	83.61%	38	4.7013	1.575355
	13 months to 24 months	1	6,755,503.32	0.69%	40	4.7900	1.250000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	973,565,496.27	100.00%	37	4.7124	1.607493
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312462	RT	The Woodlands	TX	Actual/360	4.085%	221,270.83	0.00	0.00	N/A	06/01/27	--	65,000,000.00	65,000,000.00	12/01/23
2A1	30312466	OF	New York	NY	Actual/360	4.324%	155,461.56	67,865.21	0.00	05/06/27	05/06/32	--	43,143,819.32	43,075,954.11	12/06/23
2A3	30312468				Actual/360	4.324%	51,820.52	22,621.74	0.00	05/06/27	05/06/32	--	14,381,273.01	14,358,651.27	12/06/23
3	30312470	98	Various	Various	Actual/360	3.795%	173,937.50	0.00	0.00	04/06/27	04/06/28	--	55,000,000.00	55,000,000.00	12/06/23
4	30312475	OF	Uniondale	NY	Actual/360	4.550%	203,987.14	76,326.15	0.00	N/A	06/01/27	--	53,798,805.26	53,722,479.11	12/01/23
5	30312476	OF	New York	NY	Actual/360	4.666%	194,416.67	0.00	0.00	N/A	03/06/27	--	50,000,000.00	50,000,000.00	12/06/23
7	30312478	OF	Secaucus	NJ	Actual/360	4.358%	154,335.21	0.00	0.00	N/A	04/06/27	--	42,500,000.00	42,500,000.00	12/06/23
8	30312479	OF	Seattle	WA	Actual/360	5.155%	180,153.74	0.00	0.00	N/A	05/06/24	--	41,936,855.00	41,936,855.00	12/06/23
9A1	30312480	LO	Denver	CO	Actual/360	5.270%	106,695.31	42,734.33	0.00	N/A	05/06/24	--	24,294,948.04	24,252,213.71	12/06/23
9A2	30312481				Actual/360	5.270%	51,371.82	20,575.78	0.00	N/A	05/06/24	--	11,697,568.07	11,676,992.29	12/06/23
10	30312483	OF	Norfolk	VA	Actual/360	4.860%	127,410.25	58,814.84	0.00	N/A	05/06/27	--	31,459,319.82	31,400,504.98	12/06/23
11	30312484	OF	New Orleans	LA	Actual/360	4.750%	119,838.55	57,521.54	0.00	N/A	05/06/27	--	30,275,001.87	30,217,480.33	10/06/23
12	30312485	MF	Riverside	CA	Actual/360	4.940%	121,570.76	70,192.11	0.00	N/A	02/06/27	--	29,531,358.86	29,461,166.75	12/06/23
13	30312486	OF	Bala Cynwyd	PA	Actual/360	5.080%	119,107.47	54,016.71	0.00	N/A	07/05/26	--	28,135,622.34	28,081,605.63	03/05/23
14	30312488	MF	Newark	DE	Actual/360	4.266%	104,605.88	0.00	0.00	N/A	05/06/27	--	29,425,000.00	29,425,000.00	12/06/23
15	30312489	RT	Avondale	AZ	Actual/360	4.730%	83,105.93	54,891.72	0.00	N/A	03/01/27	--	21,083,956.48	21,029,064.76	12/01/23
16	30312491	RT	Elverson	PA	Actual/360	4.500%	90,000.00	0.00	0.00	N/A	05/06/27	--	24,000,000.00	24,000,000.00	12/06/23
17	30312492	LO	Tinton Falls	NJ	Actual/360	5.320%	81,861.22	39,408.61	0.00	N/A	04/06/27	--	18,464,937.52	18,425,528.91	12/06/23
18	30312493	LO	Jamaica	NY	Actual/360	5.523%	86,463.72	32,076.24	0.00	N/A	05/06/27	--	18,786,251.99	18,754,175.75	10/06/23
19	30312495	RT	New York	NY	Actual/360	4.972%	81,830.83	0.00	0.00	N/A	03/06/27	--	19,750,000.00	19,750,000.00	12/06/23
20	30312496	RT	Grand Blanc	MI	Actual/360	5.160%	75,412.76	31,729.17	0.00	N/A	03/06/27	--	17,537,850.15	17,506,120.98	12/06/23
21	30312497	OF	Thousand Oaks	CA	Actual/360	4.450%	70,045.59	27,537.33	0.00	N/A	04/06/27	--	18,888,697.60	18,861,160.27	12/06/23
22	30312498	MU	New York	NY	Actual/360	4.750%	38,197.92	0.00	0.00	N/A	05/06/27	--	9,650,000.00	9,650,000.00	12/06/23
23	30312499	MU	New York	NY	Actual/360	4.750%	34,239.58	0.00	0.00	N/A	05/06/27	--	8,650,000.00	8,650,000.00	12/06/23
24	30312500	IN	Bridgeville	PA	Actual/360	4.630%	67,870.76	24,728.22	0.00	N/A	05/06/27	--	17,590,693.30	17,565,965.08	12/06/23
25	30312501	OF	Highlands Ranch	CO	Actual/360	4.920%	69,600.76	24,699.44	0.00	N/A	01/05/26	--	16,975,794.67	16,951,095.23	12/05/23
26	30312502	IN	Miamisburg	OH	Actual/360	5.186%	68,288.20	28,477.28	0.00	N/A	03/06/27	--	15,801,358.09	15,772,880.81	12/06/23
27	30312503	LO	Various	Various	Actual/360	5.730%	71,901.98	37,980.23	0.00	N/A	03/06/27	--	15,058,006.16	15,020,025.93	12/06/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30312504	LO	Seaside	OR	Actual/360	5.060%	56,258.28	36,072.03	0.00	N/A	04/06/27	--	13,341,883.96	13,305,811.93	12/06/23
29	30312505	LO	San Carlos	CA	Actual/360	5.750%	62,927.82	26,248.01	0.00	N/A	01/05/27	--	13,132,763.16	13,106,515.15	12/05/23
30	30312506	MF	Fort Wayne	IN	Actual/360	4.000%	45,000.00	0.00	0.00	N/A	04/06/27	--	13,500,000.00	13,500,000.00	12/06/23
31	30312507	RT	Fontana	CA	Actual/360	4.490%	47,960.68	0.00	0.00	N/A	05/01/27	--	12,818,000.00	12,818,000.00	12/01/23
32	30312508	OF	Davie	FL	Actual/360	5.226%	44,243.01	17,988.14	0.00	N/A	05/06/27	--	10,159,130.30	10,141,142.16	12/06/23
33	30312509	OF	West Hills	CA	Actual/360	4.695%	43,037.50	0.00	0.00	N/A	05/06/27	--	11,000,000.00	11,000,000.00	12/06/23
34	30312510	MF	Chattanooga	TN	Actual/360	4.350%	35,072.88	14,210.49	0.00	N/A	06/06/27	--	9,675,275.93	9,661,065.44	12/06/23
35	30312511	RT	Huntersville	NC	Actual/360	4.700%	33,932.69	13,626.40	0.00	N/A	05/06/27	--	8,663,666.62	8,650,040.22	12/06/23
36	30312512	RT	Thorndale	PA	Actual/360	5.480%	36,361.54	13,493.52	0.00	N/A	06/01/27	--	7,962,380.82	7,948,887.30	12/01/23
37	30312513	IN	Novi	MI	Actual/360	5.130%	35,245.45	12,151.69	0.00	N/A	04/06/27	--	8,244,550.06	8,232,398.37	12/06/23
38	30312514	Various Wilmington		DE	Actual/360	5.110%	32,930.42	14,359.69	0.00	N/A	12/05/26	--	7,733,171.92	7,718,812.23	12/05/23
39	30312515	IN	West Valley City	UT	Actual/360	4.642%	27,349.44	11,287.37	0.00	N/A	04/06/27	--	7,070,084.69	7,058,797.32	12/06/23
40	30312516	LO	Ocean City	MD	Actual/360	5.220%	29,288.56	11,932.43	0.00	N/A	05/06/27	--	6,733,002.30	6,721,069.87	12/06/23
41	30312517	RT	Spring	TX	Actual/360	4.790%	27,010.61	11,245.85	0.00	N/A	04/06/27	--	6,766,749.17	6,755,503.32	12/06/23
42	30312518	RT	Various	MI	Actual/360	4.990%	25,302.67	11,159.65	0.00	N/A	05/06/27	--	6,084,810.78	6,073,651.13	12/06/23
46	30312522	MU	Ocoee	FL	Actual/360	4.830%	25,093.11	9,985.42	0.00	N/A	05/06/27	--	6,234,313.13	6,224,327.71	12/06/23
47	30312523	IN	Dublin	OH	Actual/360	4.625%	23,319.28	9,585.65	0.00	N/A	06/06/27	--	6,050,407.07	6,040,821.42	12/06/23
48	30312524	RT	Ann Arbor	MI	Actual/360	4.816%	23,518.13	0.00	0.00	N/A	04/06/27	--	5,860,000.00	5,860,000.00	12/06/23
49	30312525	SS	Colorado Springs	CO	Actual/360	4.710%	20,254.04	9,861.82	0.00	N/A	05/06/27	--	5,160,264.92	5,150,403.10	12/06/23
50	30312526	RT	Las Vegas	NV	Actual/360	4.870%	21,290.98	8,856.59	0.00	N/A	05/06/27	--	5,246,238.04	5,237,381.45	12/06/23
51	30312527	MF	Worcester	MA	Actual/360	4.918%	20,251.24	9,264.84	0.00	N/A	03/06/27	--	4,941,335.21	4,932,070.37	12/06/23
52	30312528	RT	Nags Head	NC	Actual/360	4.860%	20,860.70	8,195.70	0.00	N/A	11/05/26	--	5,150,790.19	5,142,594.49	12/05/23
53	30312529	LO	Grand Prairie	TX	Actual/360	5.107%	20,994.42	8,891.48	0.00	N/A	05/06/27	--	4,933,091.86	4,924,200.38	12/06/23
54	30312530	LO	York	PA	Actual/360	4.830%	16,663.98	13,078.21	0.00	N/A	09/05/25	--	4,140,120.15	4,127,041.94	10/05/23
55	30312531	RT	Plano	TX	Actual/360	5.100%	18,041.42	7,748.69	0.00	N/A	03/01/27	--	4,245,040.58	4,237,291.89	12/01/23
56	30312532	RT	San Angelo	TX	Actual/360	5.190%	11,268.20	4,638.11	0.00	N/A	05/06/27	--	2,605,364.48	2,600,726.37	12/06/23
57	30312533	SS	Ocala	FL	Actual/360	5.596%	11,473.31	3,592.51	0.00	N/A	04/06/24	--	2,460,324.77	2,456,732.26	12/06/23
58	30312534	MH	Yuma	AZ	Actual/360	4.920%	7,785.11	3,518.68	0.00	N/A	05/06/27	--	1,898,808.23	1,895,289.55	12/06/23
Totals							3,827,537.93	1,063,189.62	0.00				974,628,685.89	973,565,496.27
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,821,256.91	16,250,469.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	18,710,480.72	18,710,484.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	18,710,480.72	18,710,484.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	14,967,674.60	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	25,276.48	0.00
4	5,160,738.07	5,155,527.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,033,414.16	11,647,991.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,129,848.68	4,089,119.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	22,418,324.98	01/01/23	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	3,146,965.32	3,996,766.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	3,146,965.32	3,996,766.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,458,785.74	3,158,523.40	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,425,883.91	3,950,620.61	04/01/22	03/31/23	10/04/23	8,189,598.99	65,914.90	174,685.09	288,548.55	0.00	0.00
12	5,624,090.55	6,329,872.77	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	778,435.96	1,657,649.98	01/01/23	06/30/23	08/08/23	13,826,581.02	442,342.66	114,345.63	1,114,692.57	436,538.84	0.00
14	3,535,121.75	3,383,328.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,743,055.78	1,043,537.91	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,047,980.12	526,389.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,226,621.37	(901,902.08)	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,792,976.05	2,117,079.36	01/01/23	06/30/23	--	0.00	0.00	118,353.66	236,920.62	0.00	0.00
19	770,094.40	1,114,242.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,620,070.41	1,655,271.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,664,517.84	1,377,904.19	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	618,051.27	650,449.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	364,863.22	666,381.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,724,402.61	1,999,378.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,987,285.07	1,269,167.28	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,383,852.23	2,432,683.94	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	27,326,422.01	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,352,790.57	1,204,943.24	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,183,705.79	1,314,675.55	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,727,722.21	1,751,391.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,499,794.07	1,604,671.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,228,901.91	1,279,161.89	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	840,636.90	950,558.53	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	913,029.06	1,077,388.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,119,566.99	944,291.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	618,314.02	695,275.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,339,986.11	1,304,925.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,014,028.71	944,435.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	630,418.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	714,725.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	632,232.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	446,459.68	439,037.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	846,386.58	775,542.55	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	784,676.00	747,308.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	499,965.00	516,945.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	470.00	0.00
53	613,771.47	564,855.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	584,583.77	218,575.62	01/01/23	06/30/23	--	0.00	0.00	59,449.25	59,449.25	0.00	0.00
55	759,150.21	745,731.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	391,045.49	297,609.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	146,653,403.51	197,792,660.18				22,016,180.01	508,257.56	466,833.64	1,699,610.99	462,285.32	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/15/23	2	48,971,656.08	0	0.00	1	28,081,605.63	1	13,106,515.15	1	28,081,605.63	0	0.00	0	0.00	0	0.00	4.712364%	4.695324%	37
11/17/23	1	30,275,001.87	0	0.00	1	28,135,622.34	1	13,132,763.16	1	28,135,622.34	0	0.00	0	0.00	0	0.00	4.712611%	4.695569%	38
10/17/23	1	30,328,310.74	0	0.00	1	28,185,450.83	1	13,156,794.58	1	28,185,450.83	0	0.00	0	0.00	0	0.00	4.712838%	4.695795%	39
09/15/23	0	0.00	0	0.00	2	58,624,425.09	1	13,182,802.81	1	28,239,029.78	0	0.00	0	0.00	0	0.00	4.713081%	4.696038%	40
08/17/23	0	0.00	1	30,438,254.48	1	28,288,407.89	1	13,206,587.69	1	28,288,407.89	0	0.00	0	0.00	0	0.00	4.713305%	4.696260%	41
07/17/23	1	30,490,898.33	0	0.00	1	28,337,570.94	1	13,230,255.38	1	28,337,570.94	1	17,066,669.26	0	0.00	0	0.00	4.713527%	4.696482%	42
06/16/23	0	0.00	0	0.00	1	28,390,508.63	1	13,255,913.29	1	28,390,508.63	0	0.00	0	0.00	0	0.00	4.713766%	4.696719%	43
05/17/23	0	0.00	0	0.00	1	28,439,226.99	1	13,279,337.95	1	28,439,226.99	0	0.00	0	0.00	0	0.00	4.713986%	4.696938%	44
04/17/23	0	0.00	0	0.00	1	28,491,736.15	1	13,304,761.80	1	28,491,736.15	0	0.00	0	0.00	0	0.00	4.714222%	4.697172%	45
03/17/23	0	0.00	0	0.00	1	28,540,013.63	1	13,327,945.79	1	28,540,013.63	0	0.00	0	0.00	0	0.00	4.714438%	4.697387%	46
02/17/23	0	0.00	0	0.00	1	28,600,135.50	1	13,357,384.43	1	28,600,135.50	0	0.00	0	0.00	0	0.00	4.714707%	4.697656%	47
01/18/23	0	0.00	0	0.00	1	28,647,940.85	1	13,380,309.15	1	28,647,940.85	0	0.00	0	0.00	0	0.00	4.714920%	4.697867%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	30312484	10/06/23	1	1	174,685.09	288,548.55	0.00	30,328,310.74	07/06/23	98
13	30312486	03/05/23	8	6	114,345.63	1,114,692.57	613,474.70	28,540,013.63	11/16/21	7			12/29/22
18	30312493	10/06/23	1	1	118,353.66	236,920.62	0.00	18,815,307.91	08/15/23	1
Totals					407,384.39	1,640,161.74	613,474.70	77,683,632.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		80,322,793	80,322,793	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		4,127,042	4,127,042	0		0
25 - 36 Months		57,894,108	29,812,502	0		28,081,606
37 - 48 Months		718,786,948	656,708,777	48,971,656		13,106,515
49 - 60 Months		55,000,000	55,000,000	0		0
> 60 Months		57,434,605	57,434,605	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-23	973,565,496	896,512,235	48,971,656	0	0	28,081,606
Nov-23	974,628,686	916,218,062	30,275,002	0	0	28,135,622
Oct-23	975,607,877	917,094,115	30,328,311	0	0	28,185,451
Sep-23	976,662,695	918,038,270	0	0	30,385,395 28,239,030
Aug-23	977,633,273	918,906,611	0	30,438,254	0	28,288,408
Jul-23	978,599,741	919,771,272	30,490,898	0	0	28,337,571
Jun-23	979,642,298	951,251,789	0	0	0	28,390,509
May-23	980,600,259	952,161,032	0	0	0	28,439,227
Apr-23	981,634,617	953,142,881	0	0	0	28,491,736
Mar-23	982,584,142	954,044,129	0	0	0	28,540,014
Feb-23	983,771,884	955,171,748	0	0	0	28,600,136
Jan-23	984,712,360	956,064,419	0	0	0	28,647,941
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	30312484	30,217,480.33	30,328,310.74	55,260,000.00	04/25/17	3,284,822.61	1.54000	03/31/23	05/06/27	280
13	30312486	28,081,605.63	28,540,013.63	22,250,000.00	06/14/23	1,522,025.12	0.73000	06/30/23	07/05/26	280
18	30312493	18,754,175.75	18,815,307.91	58,000,000.00	07/21/20	1,394,548.94	0.49000	06/30/23	05/06/27	257
Totals		77,053,261.71	77,683,632.28	135,510,000.00		6,201,396.67

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	30312484	OF	LA	07/06/23	98

12/11/2023 - The Borrower entered in a contract with a buyer to sell the property at an price that is below the amounts due on the loan, which remain subject to Lender approval. Should Lender approve the transaction, it will likely close in January

2024. The Loan is in payment default. On the introductory call, Borrower informed the SS that they wanted to complete a transition of title to the Lender in the near term. Lender and borrower entered into an agreement, wherein borrower would engage a third-part y broker to market the asset for sale, subject to Lender approval, through the end of the year. . If the transaction described above fails to close, Borrower and Lender will record a deed-in-lieu and title will transfer to the Lender, subject to clean tit le report and ESA report. The Loan transferred to special servicing, effective 7/6/23. The PNA was executed on 7/26/23. The SS toured the subject property as well as competitive properties on 7/17/23.

13	30312486	OF	PA	11/16/21	7

12/11/2023 - Asset transferred to ASC from LNR Partners LLC effective June 24, 2022. The borrower indicated it no longer wanted to remain in title and cooperated with an orderly transition of title to the lender. The Special Servicer completed a

DIL tran saction and took title to the property 12/29/2022. Special Servicer is working with local brokerage team to execute on new leases and key renewals. A total of 23,302 SF (17.5% NRA) of leases have been signed since 12/29/2022.

18	30312493	LO	NY	08/15/23	1

12/11/2023 - The SS continues to press the Borrower for details regarding the status of a potential sale of the hotel to a third party as well as any agreement with the franchisor required to accommodate the sale. Borrower has advised that it is negotiati ng terms for an amendment to the purchase and sale agreement that would provide additional time for the buyer to close on the sale of the property. The SS has requested, but so far not received, any amendment to the purchase and sale agreement. Borrower i nitially indicated that a sale could occur in Q4 2023, but reportedly now is being delayed until Q1 2024. Noteholder continues to evaluate a potential forbearance that would give Borrower time to complete the sale.

Borrower continues to keep the loan curr ent through November 2023, except for lender legal, special servicing fees, third party expenses, etc., which are due from the Borrower.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9A1	30312480	25,664,771.51	5.27000%	25,628,052.99	5.27000%	9	09/06/20	09/06/20	11/24/20
9A2	30312481	12,357,112.45	5.27000%	12,339,433.17	5.27000%	9	09/06/20	09/06/20	11/24/20
17	30312492	19,669,971.81	5.32000%	19,638,812.31	5.32000%	8	12/16/20	12/16/20	01/15/21
18	30312493	19,807,611.29	5.52300%	19,780,235.86	5.52300%	10	09/16/20	09/16/20	12/02/20
22	30312498	9,650,000.00	4.75000%	9,650,000.00	4.75000%	10	05/11/21	02/06/21	06/09/21
23	30312499	8,650,000.00	4.75000%	8,650,000.00	4.75000%	10	05/11/21	12/06/20	06/08/21
25	30312501	0.00	4.92000%	0.00	4.92000%	8	11/10/22	11/10/22	07/10/23
29	30312505	13,947,006.00	5.75000%	13,947,006.00	5.75000%	10	08/26/21	--	08/26/21
41	30312517	0.00	4.79000%	0.00	4.79000%	8	11/17/21	06/30/20	11/17/21
43	30312519	0.00	4.81000%	0.00	4.81000%	8	06/05/20	06/05/20	07/28/20
44	30312520	6,515,589.10	5.58700%	6,515,589.10	5.58700%	8	06/01/20	06/01/20	07/06/20
46	30312522	0.00	4.83000%	0.00	4.83000%	8	09/01/20	09/01/20	11/04/20
50	30312526	5,553,643.88	4.87000%	5,546,786.13	4.87000%	8	07/31/20	07/31/20	08/28/20
54	30312530	4,547,372.86	4.83000%	4,536,543.95	4.83000%	10	10/05/20	10/05/20	01/07/21
Totals		126,363,078.90		126,232,459.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
44	30312520 06/17/22	6,315,737.02	8,900,000.00	7,998,726.92	1,713,181.17	7,998,726.92	6,285,545.75	30,191.27	0.00	0.00	30,191.27	0.44%
45	30312521 06/17/21	6,077,904.04	6,400,000.00	6,601,407.83	1,219,571.41	6,601,407.83	5,381,836.42	696,067.62	0.00	64,716.43	631,351.19	9.78%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,393,641.06	15,300,000.00	14,600,134.75	2,932,752.58	14,600,134.75	11,667,382.17	726,258.89	0.00	64,716.43	661,542.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
44	30312520	06/17/22	0.00	0.00	30,191.27	0.00	0.00	30,191.27	0.00	0.00	30,191.27
45	30312521	12/16/22	0.00	0.00	631,351.19	0.00	0.00	(61,440.18)	0.00	0.00	634,627.44
		06/17/21	0.00	0.00	696,067.62	0.00	0.00	696,067.62	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	661,542.46	0.00	0.00	664,818.71	0.00	0.00	664,818.71

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9A1	0.00	0.00	0.00	0.00	1,494.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9A2	0.00	0.00	0.00	0.00	719.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	6,307.29	0.00	0.00	2,348.28	0.00	0.00	2,935.18	0.00	0.00	0.00
13	0.00	0.00	5,861.59	0.00	0.00	58,474.92	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	689.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	606.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	3,913.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	190.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	171.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	943.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	445.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	49.33	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	175.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	295.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	184.80	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	148.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,082.68	0.00	5,880.45	60,823.20	0.00	0.00	3,169.31	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		85,955.64

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27